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August 12, 2022

VIA EDGAR

Mr. John Grzeskiewicz

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 144 to the Registration Statement on Form N-1A of BlackRock Liquidity Funds (the “Trust”) on behalf of its series, FedFund (File Nos. 2-47015 and 811-2354)

Dear Mr. Grzeskiewicz:

On behalf of the Trust, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 144 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) on behalf of FedFund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on August 12, 2022.

The Amendment is being filed for the purpose of (i) completing the information required to be provided in the Registration Statement and (ii) making certain other non-material changes which the Fund deemed appropriate.

The Amendment also includes interactive data format risk/return summary information in Inline XBRL that mirrors the risk/return summary information in the Amendment.

We have reviewed the Amendment and represent to the Securities and Exchange Commission that, to our knowledge, such Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by Mr. John Grzeskiewicz of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on June 29, 2022 regarding the Trust’s Post-Effective Amendment No. 139 to its Registration Statement filed with the Commission on May 20, 2022 pursuant to Rule

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August 12, 2022

485(a) under the Securities Act. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Trust. The Trust’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectus

Comment 1:    Please provide the completed fee table and expense examples for the Fund’s WestCap Shares a week prior to the effectiveness of the Fund’s registration statement.

Response:    The completed fee table and expense examples for the Fund’s WestCap Shares were provided supplementally to the Staff on August 5, 2022.

Comment 2:    In the fee table relating to WestCap Shares of the Fund, a footnote explains that BlackRock Advisors, LLC, as investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding a certain amount. Please discuss in correspondence whether any waivers or reimbursements pursuant to this contractual agreement can be recouped by BlackRock Advisors, LLC in subsequent periods.

Response:    BlackRock Advisors, LLC may not “recoup” any waivers or reimbursements under this contractual agreement.

Comment 3:    The Staff notes that the Fund’s principal risks are listed in alphabetical order. Please re-order the principal risks to prioritize the risks that are most likely to adversely affect the Fund.

Response: The Trust has considered the Staff’s comment and has determined to keep the order of the risk factors in alphabetical order. However, the Trust is strongly considering re-ordering the principal risks to prioritize risks that, in its opinion, are most likely to adversely affect the Fund at the Fund’s next annual registration statement update. The Trust also notes that it has included the following disclosure in the section of the Fund’s WestCap Shares prospectus entitled “Fund Overview—Key Facts About FedFund—Principal Risks of Investing in the Fund” and “Details About the Fund—Investment Risks”:

“The order of the below risk factors does not indicate the significance of any particular risk factor.”

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August 12, 2022

Please do not hesitate to contact me at (212) 839-5511 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Douglas E. McCormack

Douglas E. McCormack

cc:	Tricia Meyer
Jesse C. Kean